================================================================================
Phoenix Investment Partners

                                                                October 31, 1999




Phoenix-Euclid
Market Neutral Fund



                                                       ---------------
                                                        ANNUAL REPORT
                                                       ---------------



[LOGO] PHOENIX
       INVESTMENT PARTNERS

          --------
          CONTENTS
          --------

     1    Letter to Shareholders

     4    Schedule of Investments and Securities Sold Short

    13    Statement of Assets and Liabilities

    14    Statement of Operations

    15    Statement of Changes in Net Assets

    16    Notes to Financial Statements

    18    Financial Highlights

    19    Report of Independent Accountants








          This report has been prepared for the information of shareholders of Phoenix-Euclid Market Neutral Fund and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding the fund's sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money. Call your financial advisor or Phoenix Equity Planning Corporation at 1-800-243-1574 to obtain a copy of the prospectus.

          The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person.

[PHOTO]




DEAR FELLOW SHAREHOLDERS,


For the year ended October 31, 1999, the Fund's Class A shares were down 0.40%, versus the three-month Treasury bill annual return of 4.66%. Class B and C Shares (which have no initial sales charge, but bear higher annual expenses) were down 1.02% and 1.12%, respectively.

Our market neutral strategy is designed to provide capital appreciation in bull markets and in bear markets, while maintaining minimal exposure to general market risk. We seek to achieve our objective by constructing a portfolio of long positions and a different, offsetting portfolio of short positions in equity securities. We believe stock selection is the key to success in a market neutral fund.

Although it was a difficult year overall for return, we did relatively well compared to our peer group (as shown below). After a weak first half of the year (down 4.6%), our performance improved in the second half (gaining 4.4%).

                                               Trailing         Trailing
     Name                                      12 months        6 months
     -------------------------------------------------------------------

     Euclid Market Neutral                       (0.4)             4.4

     Barr Rosenberg Market Neutral              (10.3)             3.3

     Dreyfus Premier Market Neutral              (5.2)            (0.1)

     Puget Sound Market Neutral                  (0.9)             7.2

     Warburg Pincus Market Neutral               (2.3)            (0.7)

     Average                                     (3.8)             2.6

     3 Month T-Bill                               4.7              2.4

As you can see from the following charts, the market rewarded high-P/E and large-cap stocks all year. We examined the returns of the S&P SuperComposite 1500 Index, a combination of the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 indices(1). This universe of stocks approximates the list that we consider for positions in the Fund. We divided these 1500 stocks into quintiles by market capitalization and P/E, analyzing both the six-month and the 12-month returns ended October 31, 1999. In both time periods, the larger the market cap and higher the P/E, the better the quintiles performed. Although the magnitude of the spreads between the highest and lowest quintile for both the high-P/E and large-cap stocks narrowed in the second half of the year, it was only a moderate contraction.


---------

(1) The S&P 500 Index is a commonly used measure of stock market total return performance. The S&P MidCap 400 Index is a commonly used measure of mid-cap stock total return performance. The S&P SmallCap 600 Index is a commonly used measure of small-cap stock total return performance. The indices are not available for direct investment.

                                 12-Month       6-Month                              Market       12-Month       6-Month
 Quintile          P/E Ratio      Return        Return           Quintile        Capitalization    Return        Return
--------------------------------------------------------         -------------------------------------------------------
     1               50.0x        42.4%         16.1%                 1          $15.6 Billion     22.6%         -0.6%

     2               26.8x        25.7%          4.4%                 2           $3.4 Billion      6.3%         -2.9%

     3               17.5x         4.9%         -5.0%                 3           $1.3 Billion      1.1%         -5.2%

     4               13.0x        -5.7%         -7.8%                 4            $.6 Billion     -2.5%         -4.2%

     5                9.0x       -20.7%         19.7%                 5             $.2 Billion   -18.3%        -15.4%

  Median             17.5x         2.7%         -5.2%              Median         $1.3 Billion      2.7%         -5.2%



The dominance of growth stocks over value stocks also held throughout the year across different capitalization groups, as the table below illustrates. That is, it didn't matter whether you invested in small-cap stocks, mid-cap stocks or large-cap stocks, growth beat value across the board.

                                                12-Month          6-Month
      Index                                      Return           Return
      -------------------------------------------------------------------

      S&P 500/Barra Growth                        29.8%             7.3%

      S&P 500/Barra Value                         17.8%            -2.2%

      Large Cap Growth - Value Spread             12.0%             9.6%

      S&P MidCap 400/Barra Growth                 36.6%             7.5%

      S&P MidCap 400/Barra Value                   1.7%            -3.6%

      Mid Cap Growth - Value Spread               34.9%            11.1%

      S&P SmallCap 600/Barra Growth               13.8%             5.0%

      S&P SmallCap 600/Barra Value                 3.6%            -0.4%

      Small Cap Growth - Value Spread             10.2%             5.4%

So if the major market trends did not change much in the last six months, what accounted for our improved performance? It was not a change in the market but the natural tendency for our models to adjust to market conditions. Our models, which analyze historic patterns, are always updating and adjusting to changes in the market. For example, everything else being held constant, if a stock historically trades at 20x earnings, then starts trading at 25x, our models would consider the stock overvalued (assuming no change in the market's average P/E). On the other hand, if the stock traded at 25x for an extended period of time, our models would adjust to this new level. We believe relative measures of this type are important tools in quantitative analysis. It is the models' inherent adjustment process that keeps our market neutral strategy from being out of step with the market for a prolonged period of time.

This aspect of our models was probably most evident in the technology sector. Although we do not have a significant net long or net short position in technology, it is worth noting that this sector clearly moved according to its own rules during the year. Without the highflying technology sector, the S&P SuperComposite 1500 had a median return of 0.53% for the year and had a P/E of 16.3x. Technology's return of 43.00% with a P/E of 36.9x shows investors' enthusiasm for this sector. History shows that fundamentals affect long-term stock prices far more than market capitalization and short-term momentum. Our models analyze and rank stocks according to both growth and value characteristics taking into account historical patterns. It is these growth and value characteristics that have had the greatest long-term influence on stock prices.

We have managed market neutral portfolios for eight years prior to the start of the mutual fund. Focusing on fundamentals can work well over time, but not all the time. Further, we believe that the Phoenix-Euclid Market Neutral Fund can serve as an important diversification tool for long-term shareholders. We thank you for your continued support.

Sincerely,


/s/ David Katzen

David Katzen
Executive Vice President
November 22, 1999


Growth of $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                              Phoenix-Euclid Market             Three Month
                              Neutral Fund Class A              U.S. T-Bill
                              --------------------              -----------

5/1/98                               $9,450                       $10,000
10/31/98                             $9,033                       $10,245
10/31/99                             $8,997                       $10,730


This Growth of $10,000 chart assumes an initial investment of $10,000 made on May 1, 1998 in Class A Shares and reflects the maximum sales charge of 5.50% on the initial investment. Performance assumes dividends are reinvested. The performance of other share classes will be greater or less than that shown based on differences in fees and sales charges.




Average Annual Total Return
For the Periods Ended 10/31/99*

                                                            Since
                                                          Inception
                                              1 Year      on 5/1/98
             -------------------------------------------------------

             Class A Shares at NAV           (0.40)%        (3.22)%

             Class A Shares at POP           (5.88)         (6.80)

             Class B Shares at NAV           (1.02)         (3.80)

             Class B Shares with CDSC        (5.97)         (6.38)

             Class C Shares at NAV           (1.12)         (3.98)

             Class C Shares with CDSC        (2.36)         (3.98)

             Class I Shares                  (0.01)         (2.95)

             Three Month U.S. T-Bill          4.73           4.80

* Reflects initial sales charge on Class A Shares at Public Offering Price ("POP"), applicable Contingent Deferred Sales Charges ("CDSC") on Class B and Class C Shares and the reinvestment of dividends.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
OCTOBER 31, 1999

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------
INVESTMENTS
COMMON STOCKS: 93.38%

Aerospace and Defense: 0.88%
  AAR Corp.                                        7,300      $         121,819
  B.F. Goodrich & Co.                             19,900                471,381
  Boeing Co.                                         800                 36,850
  Cordant Technologies, Inc.                       6,200                193,363
  Northrop Grumman Corp.                           1,000                 54,875
                                                              -----------------
                                                                        878,288
                                                              -----------------

Agricultural Products: 0.27%
  Corn Products International, Inc.                4,200                136,763
  Universal Corp.                                  5,500                129,250
                                                              -----------------
                                                                        266,013
                                                              -----------------

Airlines: 0.83%
* Alaska Air Group, Inc.                           6,500                258,375
* America West Holding Corp.,
  Class B                                         22,900                473,744
  KLM Royal Dutch Airlines                         3,600                 96,975
                                                              -----------------
                                                                        829,094
                                                              -----------------

Automotive Parts and Equipment: 1.75%
  Arvin Industries, Inc.                          13,013                370,870
  Borg-Warner Automotive, Inc.                     2,700                106,650
  Cooper Tire & Rubber Co.                         5,100                 85,744
* Lear Corp.                                      10,900                367,875
  Mark IV Industries, Inc.                        33,600                646,800
  Snap-on, Inc.                                    5,700                173,138
                                                              -----------------
                                                                      1,751,077
                                                              -----------------
Automobiles: 0.45%
  Ford Motor Co.                                   8,200                449,975
                                                              -----------------

Banks-Money Center: 0.08%
  UnionBancal Corp.                                1,900                 82,531
                                                              -----------------

Banks-Regional: 2.78%
  Banco De Galicia
  y Buenos Aires, S.A., ADR                       13,900                293,638
  BancWest Corp.                                   3,900                163,069
  Hibernia Corp., Class A                         49,600                703,700
  Huntington Bancshares, Inc.                      9,900                293,287
  Pacific Century Financial Corp.                 22,700                517,844
  Peoples Heritage Financial
  Group, Inc.                                     15,100                286,900
  Provident Financial Group, Inc.                  2,000                 85,875
  SouthTrust Corp.                                10,900                436,000
                                                              -----------------
                                                                      2,780,313
                                                              -----------------
Beverages: 0.52%
  Anheuser-Busch Companies, Inc.                   6,200                445,238
* Robert Mondavi Corp., Class A                    2,100                 75,862
                                                              -----------------
                                                                        521,100
                                                              -----------------

Biotechnology: 0.35%
* IDEC Pharmaceuticals Corp.                       3,000                348,563
                                                              -----------------

Broadcasting: 0.46%
*Grupo Televisa, S.A., ADR                        10,800                459,000
                                                              -----------------

Building Materials: 0.15%
  Armstrong World Industries, Inc.                 4,100                153,238
                                                              -----------------

Cellular and Wireless
Telecommunications: 0.02%
* U.S. Cellular Corp.                                200                 17,700
                                                              -----------------

Chemicals: 1.70%
  Akzo Nobel NV, ADR                              25,600              1,104,000
  Engelhard Corp.                                 12,600                222,075
  Imperial Chemical Industries
  Plc., ADR                                        2,600                104,488
  Monsanto Co.                                     6,800                261,800
                                                              -----------------
                                                                      1,692,363
                                                              -----------------

Chemicals-Specialty: 2.23%
  A. Schulman, Inc.                               26,200                407,738
  Albemarle Corp.                                  9,400                166,850
  H.B. Fuller Co.                                 11,200                613,200
  Lubrizol Corp.                                  29,700                761,063
  M.A. Hanna Co.                                  25,900                276,806
                                                              -----------------
                                                                      2,225,657
                                                              -----------------

Communication Equipment: 2.12%
* Commscope, Inc.                                 11,200                446,600
  Inter-Tel Inc., Class A                         30,600                485,775
  Nokia Corp., ADR                                 1,600                184,900
  Scientific-Atlanta, Inc.                        13,100                749,975
* Tekelec                                         19,600                248,675
                                                              -----------------
                                                                      2,115,925
                                                              -----------------

Computer Services: 1.69%
* BEA Systems, Inc.                               11,800                538,375
* Concord EFS, Inc.                               20,200                546,662
  Paychex, Inc.                                   15,300                602,438
                                                              -----------------
                                                                      1,687,475
                                                              -----------------

Computer Software: 2.74%
* Compuware Corp.                                 21,700                603,531
* I2 Technologies, Inc.                           12,600                994,612
* J.D.Edwards & Co., Inc.                         21,300                509,869
* Novell, Inc.                                    24,100                483,506
* Sterling Software, Inc.                          6,700                146,981
                                                              -----------------
                                                                      2,738,499
                                                              -----------------

Computers-Networking: 0.91%
* 3Com Corp.                                      31,200                904,800
                                                              -----------------

Construction-Cement and
Aggregates: 0.27%
  Lafarge Corp.                                    9,100                270,156
                                                              -----------------

Consumer-Jewelry, Novelty and
Gifts: 0.37%
* Fossil, Inc.                                     8,800                243,100
  Lancaster Colony Corp.                           3,600                125,775
                                                              -----------------
                                                                        368,875
                                                              -----------------

Consumer Finance: 2.07%
* Americredit Corp.                                5,400                 93,825
  C.I.T. Group, Inc., Class A                     27,700                661,338
  MBNA Corp.                                      19,500                538,688
  Newcourt Credit Group, Inc.                     10,200                167,662
  PMI Group, Inc.                                 11,600                601,750
                                                              -----------------
                                                                      2,063,263
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Containers-Metal and Glass: 0.94%
  Ball Corp.                                      16,300      $         657,094
  Crown Cork & Seal Co., Inc.                     11,900                284,856
                                                              -----------------
                                                                        941,950
                                                              -----------------

Distributors-Food and Health: 1.38%
  Bindley Western Industries, Inc.                26,800                336,675
* PSS World Medical, Inc.                         48,700                377,425
  Supervalu, Inc.                                 31,689                665,469
                                                              -----------------
                                                                      1,379,569
                                                              -----------------

Drugs: 0.50%
  Jones Pharma, Inc.                               2,800                 86,800
  Smithkline Beecham Plc., ADR                     6,500                416,000
                                                              -----------------
                                                                        502,800
                                                              -----------------

Electric Utilities: 5.19%
  Cinergy Corp.                                   10,600                299,450
  CMS Energy Corp.                                 7,500                276,562
  Constellation Energy Group                       2,700                 82,856
  DTE Energy Co.                                   2,900                 96,244
  Endesa S.A., ADR                                 5,600                111,650
  FirstEnergy Corp.                               15,800                411,788
  GPU, Inc.                                       12,400                420,825
  PG&E Corp.                                      11,400                261,488
  Public Service Enterprise Group, Inc.           44,700              1,768,444
  Reliant Energy, Inc.                            16,200                441,450
  Texas Utilities Co.                              3,500                135,625
  Unicom Corp.                                    11,300                432,931
  Utilicorp United, Inc.                          20,350                440,069
                                                              -----------------
                                                                      5,179,382
                                                              -----------------

Electrical Equipment: 1.73%
  General Electric Co.                             3,700                501,581
  Rockwell International Corp.                    13,600                658,750
* Sensormatic Electronics Corp.                   33,300                503,663
* Vishay InterTechnology Inc.                      2,550                 62,316
                                                              -----------------
                                                                      1,726,310
                                                              -----------------

Electronics-Defense: 0.38%
  Raytheon Co., Class B                           13,000                378,625
                                                              -----------------

Electronics and Instrumentation: 0.55%
  Tektronix, Inc.                                 16,400                553,500
                                                              -----------------

Engineering and Construction: 1.14%
  Fluor Corp.                                      9,800                390,775
  Foster Wheeler Corp.                            50,900                572,625
  McDermott International, Inc.                    9,400                170,375
                                                              -----------------
                                                                      1,133,775
                                                              -----------------

Financial-Diversified: 5.45%
  AMBAC Financial Group, Inc.                     11,500                687,125
  Apartment Investment &
     Management Co., Class A                       6,900                259,612
  Arden Realty, Inc.                              36,000                724,500
  Avalon Bay Communities, Inc.                     8,300                268,194
  AXA Financial, Inc.                              2,000                 64,125
  Brandywine Realty Trust                         31,100                522,869
  CarrAmerica Realty Corp.                        15,500                344,875
  Crescent Real Estate Equities, Inc.              5,800                 96,788
  Developers Diversified Realty Corp.              8,300                118,275
  Equity Residential Properties Trust                400                 16,725
  Federal Realty Investment Trust                  4,900                 89,119
  FelCor Lodging Trust, Inc.                      20,000                340,000
  Macerich Co.                                     2,400                 48,000
  Meristar Hospitality Corp.                       7,100                114,044
  Mutual Risk Management Ltd.                      9,500                143,688
  Prologis Trust                                  10,800                208,575
  Public Storage, Inc.                            33,400                805,775
  Reckson Associates Realty Corp.                 17,400                321,900
  Rouse Co.                                        7,800                172,575
  Taubman Centers, Inc.                              300                  3,394
  Trinet Corp. Realty Trust, Inc.                  2,300                 53,044
* United Rentals, Inc.                             2,100                 39,112
                                                              -----------------
                                                                      5,442,314
                                                              -----------------

Foods: 1.54%
  Earthgrains Co.                                  9,400                214,437
  IBP, Inc.                                       50,400              1,206,450
* International Home Foods, Inc.                   1,500                 28,687
  Sara Lee Corp.                                   3,200                 86,600
                                                              -----------------
                                                                      1,536,174
                                                              -----------------

Footwear: 0.04%
  Wolverine World Wide, Inc.                       3,700                 37,925
                                                              -----------------

Gold and Precious Metal Mining: 0.02%
  Homestake Mining Co.                             2,000                 16,750
                                                              -----------------

Health Care-Diversified: 0.83%
  Johnson & Johnson                                4,300                450,425
  Mallinckrodt Group, Inc.                        11,200                380,100
                                                              -----------------
                                                                        830,525
                                                              -----------------

Health Care-Medical Products
and Supplies: 0.05%
* Haemonetics Corp.                                  300                  5,606
* ResMed, Inc.                                     1,200                 41,550
                                                              -----------------
                                                                         47,156
                                                              -----------------

Health Care-Special Services: 0.46%
  Omnicare, Inc.                                  49,300                456,025
                                                              -----------------

Homebuilding: 0.26%
  Centex Corp.                                     9,800                262,763
                                                              -----------------

Hospitals and Managed Care: 1.31%
  Aetna, Inc.                                      6,300                316,575
* Beverly Enterprises, Inc.                       29,300                115,369
* Coventry Health Care Inc.                        2,400                 13,800
* Tenet Healthcare Corp.                           7,100                138,006
* Trigon Healthcare, Inc., Class A                 3,900                110,662
  United Healthcare Corp.                         11,800                609,912
                                                              -----------------
                                                                      1,304,324
                                                              -----------------

Hotels and Gaming: 1.96%
  Carnival Corp.                                   1,800                 80,100
* Extended Stay America, Inc.                     62,700                521,194
* Harrahs Entertainment, Inc.                     24,200                700,287
* Mandalay Resort Group                           20,100                374,363
  Royal Caribbean Cruises Ltd.                     5,400                286,537
                                                              -----------------
                                                                      1,962,481
                                                              -----------------

Household Furnishings: 1.48%
  Springs Industries, Inc., Class A                8,100                322,481
  Whirlpool Corp.                                 16,600              1,156,812
                                                              -----------------
                                                                      1,479,293
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Housewares and Household Products: 0.46%
  Church & Dwight Co., Inc.                        4,000      $         104,250
  Tupperware Corp.                                17,900                354,644
                                                              -----------------
                                                                        458,894
                                                              -----------------

Insurance-Life and Health: 0.65%
  AFLAC, Inc.                                      7,600                388,550
  Conseco, Inc.                                    9,300                226,106
  Torchmark Corp.                                  1,000                 31,188
                                                              -----------------
                                                                        645,844
                                                              -----------------

Insurance-Multi-Line: 1.00%
  Hartford Financial Services
  Group, Inc.                                      7,000                362,687
  Loews Corp.                                      6,200                439,425
  Nationwide Financial Services
  Inc., Class A                                    5,300                200,737
                                                              -----------------
                                                                      1,002,849
                                                              -----------------

Insurance-Property and Casualty: 5.11%
  Allmerica Financial Corp.                          200                 11,438
  American Financial Group, Inc.                  14,200                420,675
  Capital RE Corp.                                 2,300                 32,488
  Cincinnati Financial Corp.                       7,300                261,431
  Enhance Financial Services
     Group, Inc.                                  26,500                483,625
  Financial Security Assurance
     Holdings Ltd.                                27,600              1,555,950
  Fremont General Corp.                            2,800                 24,150
  HCC Insurance Holdings, Inc.                    20,400                229,500
  MGIC Investment Corp.                            4,200                250,950
  Radian Group, Inc.                              22,066              1,165,361
  St. Paul Companies, Inc.                        20,900                668,800
                                                              -----------------
                                                                      5,104,368
                                                              -----------------

Investment Banking and Brokerage: 1.53%
  A.G. Edwards, Inc.                              36,200              1,088,263
  Lehman Brothers Holdings Inc.                    6,000                442,125
                                                              -----------------
                                                                      1,530,388
                                                              -----------------

Iron and Steel: 0.73%
  Pohang Iron & Steel Co., Ltd., ADR              11,800                393,825
  Worthington Industries, Inc.                    20,400                339,150
                                                              -----------------
                                                                        732,975
                                                              -----------------

Leisure Time-Products: 0.59%
  Brunswick Corp.                                 26,100                590,512
                                                              -----------------

Machinery: 1.39%
  Manitowoc Co.                                    6,300                188,212
* Mueller Industries, Inc.                        20,800                664,300
  NACCO Industries, Inc., Class A                  1,600                 74,200
  Tecumseh Products Co., Class A                   9,600                460,200
                                                              -----------------
                                                                      1,386,912
                                                              -----------------

Manufacturing-Diversified: 2.13%
  Canadian Pacific Ltd.                           34,800                819,975
  ITT Industries, Inc.                            11,800                403,412
  National Service Industries, Inc.               10,000                322,500
  Trinity Industries, Inc.                        11,900                354,769
  U.S. Industries, Inc.                            8,200                121,462
  United Dominion Industries, Ltd.                 5,100                108,056
                                                              -----------------
                                                                      2,130,174
                                                              -----------------

Manufacturing-Specialized: 0.77%
  AptarGroup, Inc.                                 4,300                115,562
  Briggs & Stratton Corp.                          7,600                444,125
  Pall Corp.                                       9,600                210,600
                                                              -----------------
                                                                        770,287
                                                              -----------------

Metals and Mining: 0.03%
  ASARCO, Inc.                                     1,000                 29,500
                                                              -----------------

Natural Gas: 1.82%
  Equitable Resources, Inc.                       28,300              1,032,950
  Keyspan Corp.                                    4,700                132,187
  Questar Corp.                                   32,800                590,400
  UGI Corp.                                        2,600                 62,400
                                                              -----------------
                                                                      1,817,937
                                                              -----------------

Office Equipment and Supplies: 0.34%
  Herman Miller, Inc.                              1,200                 26,025
  Wallace Computer Services, Inc.                 14,000                309,750
                                                              -----------------
                                                                        335,775
                                                              -----------------

Oil-Intergrated: 2.51%
  Amerada Hess Corp.                              19,600              1,124,550
  Occidental Petroleum Corp.                      28,700                654,719
  Shell Transport and Trading
     Co., Plc., ADR                                5,800                266,075
  USX-Marathon Group, Inc.                        11,400                332,025
  YPF Sociedad Anonima S.A., ADR                   3,400                131,963
                                                              -----------------
                                                                      2,509,332
                                                              -----------------

Oil and Gas-Drilling and
Equipment: 0.13%
  ENSCO International, Inc.                        6,500                125,938
                                                              -----------------

Oil and Gas-Exploration and
Production: 1.05%
  Apache Corp.                                    17,000                663,000
  Kerr-Mcgee Corp.                                 4,700                252,625
* Pioneer Natural Resources Co.                   14,000                131,250
                                                              -----------------
                                                                      1,046,875
                                                              -----------------

Paper and Forest Products: 2.71%
  Boise Cascade Corp.                             13,300                473,812
  Champion International Corp.                     1,900                109,844
  Georgia-Pacific Group                            6,000                238,125
  International Paper Co.                          2,200                115,775
  Louisiana-Pacific Corp.                         48,500                615,344
  Potlatch Corp.                                  10,700                451,406
  Westvaco Corp.                                  13,700                406,719
  Weyerhaeuser Co.                                 3,200                191,000
  Willamette Industries, Inc.                      2,500                103,906
                                                              -----------------
                                                                      2,705,931
                                                              -----------------

Personal Care: 0.06%
  Alberto-Culver Co., Class B                      2,400                 56,550
                                                              -----------------

Photography and Imaging: 1.30%
  Ikon Office Solutions, Inc.                     31,400                215,875
* Imation Corp.                                   18,400                564,650
* Lason, Inc.                                     12,700                471,884
* Zebra Technologies Corp., Class A                  800                 43,500
                                                              -----------------
                                                                      1,295,909
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Publishing: 1.82%
  Dow Jones & Co., Inc.                            7,900      $         485,850
  Gannett Co.                                      1,200                 92,550
  Knight-Ridder, Inc.                              7,400                469,900
  Tribune Co.                                     12,900                774,000
                                                              -----------------
                                                                      1,822,300
                                                              -----------------

Railroads: 0.90%
  Burlington Northern Santa Fe Corp.              15,600                497,250
  Canadian National Railway Co.                   12,000                366,000
  Union Pacific Corp.                                600                 33,450
                                                              -----------------
                                                                        896,700
                                                              -----------------

Restaurants: 1.18%
  Applebees International, Inc.                    4,500                129,656
  Bob Evans Farms, Inc.                            4,300                 59,125
* Brinker International, Inc.                     31,000                722,688
  Darden Restaurants, Inc.                        13,300                253,531
  Ruby Tuesday, Inc.                                 800                 15,250
                                                              -----------------
                                                                      1,180,250
                                                              -----------------

Retail: 2.36%
* BJ's Wholesale Club, Inc.                        9,300                286,556
* Dollar Tree Stores, Inc.                         9,500                413,844
* Federated Department Stores, Inc.               11,100                473,831
* K mart Corp.                                    22,700                228,419
  Ross Stores, Inc.                                9,000                185,625
* Shopko Stores, Inc.                              3,500                 87,719
  Wal-Mart Stores, Inc.                           12,000                680,250
                                                              -----------------
                                                                      2,356,244
                                                              -----------------

Retail-Apparel: 1.27%
* American Eagle Outfitters, Inc.                 10,400                445,250
* Charming Shoppes, Inc.                           5,900                 29,316
* Mens Wearhouse, Inc.                            24,400                535,275
  Talbots, Inc.                                    2,200                103,537
* Venator Group, Inc.                             22,200                155,400
                                                              -----------------
                                                                      1,268,778
                                                              -----------------

Retail-Building Supplies: 0.07%
  Hughes Supply, Inc.                              3,100                 67,231
                                                              -----------------

Retail-Computers and Electronics: 0.66%
* Tech Data Corp.                                 35,100                660,319
                                                              -----------------

Retail-Drug Stores: 0.08%
  Longs Drug Stores Corp.                          3,000                 81,750
                                                              -----------------

Retail-Food Chains: 0.18%
  Ruddick Corp.                                   10,300                175,744
                                                              -----------------

Retail-Home Shopping: 0.69%
* Micro Warehouse, Inc.                           56,700                687,487
                                                              -----------------

Retail-Specialty: 2.25%
  Caseys General Stores, Inc.                      2,700                 34,762
  PEP Boys (Manny, Moe & Jack)                    17,500                218,750
* PetSmart, Inc.                                  62,900                243,737
  Tiffany & Co.                                   15,100                898,450
* Zale Corp.                                      20,400                854,250
                                                              -----------------
                                                                      2,249,949
                                                              -----------------

Savings and Loan Companies: 0.86%
  Astoria Financial Corp.                          7,800                280,800
  Charter One Financial, Inc.                     22,770                559,288
  Golden West Financial Corp.                        200                 22,350
                                                              -----------------
                                                                        862,438
                                                              -----------------

Semiconductor Equipment: 1.22%
* Cypress Semiconductor Corp.                     28,800                736,200
* Teradyne, Inc.                                  12,500                481,250
                                                              -----------------
                                                                      1,217,450
                                                              -----------------

Service-Commercial and
Consumer: 0.75%
* Navigant Consulting, Inc.                       13,100                374,169
  Stewart Enterprises Inc., Class A               78,200                371,450
                                                              -----------------
                                                                        745,619
                                                              -----------------

Service-Employment: 0.68%
* Interim Services, Inc.                          22,100                363,269
* Modis Professional Services, Inc.               28,100                314,369
                                                              -----------------
                                                                        677,638
                                                              -----------------

Shipping: 0.48%
  Alexander & Baldwin, Inc.                       19,800                475,200
                                                              -----------------

Specialty Printing: 0.42%
  Banta Corp.                                     14,600                330,325
  Moore Corp., Ltd.                               10,100                 84,587
                                                              -----------------
                                                                        414,912
                                                              -----------------

Telephone: 2.66%
  Compania Anonima Nacional
     Telefonos de Venezuela, ADR                  14,000                361,375
  PT Telekomunikasi
     Indonesia, ADR                                5,616                 51,597
* Telefonica S.A., ADR                            15,400                769,037
  Telefonos de Mexico S.A., ADR                   16,400              1,402,200
  Telephone & Data Systems, Inc.                     600                 69,150
                                                              -----------------
                                                                      2,653,359
                                                              -----------------

Textiles-Apparel and
Specialty: 0.20%
  Russell Corp.                                   12,300                186,806
  Warnaco Group, Inc., Class A                     1,100                 15,675
                                                              -----------------
                                                                        202,481
                                                              -----------------

Truckers: 1.17%
  USFreightways Corp.                             25,400              1,150,937
  Werner Enterprises, Inc.                         1,300                 20,719
                                                              -----------------
                                                                      1,171,656
                                                              -----------------

Trucks and Parts: 0.92%
  Cummins Engine Company, Inc.                     2,300                116,581
  PACCAR, Inc.                                    17,100                805,838
                                                              -----------------
                                                                        922,419
                                                              -----------------

Waste Management: 0.40%
* Safety-Kleen Corp.                              34,800                398,025
                                                              -----------------

Total Common Stocks
(Cost $93,942,429)                                                   93,240,445
                                                              -----------------

                                              Principal                  Value
                                               Amount                   (Note 3)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 0.20%

United States Treasury Bills: 0.20%
  4.52%, 12/16/99                             $  200,000      $         198,870
                                                              -----------------

Total Short-Term Obligations
(Cost $198,870)                                                         198,870
                                                              -----------------
REPURCHASE AGREEMENTS: 7.68%
  With Morgan Stanley & Co., Inc.,
  (dated 10/29/99), 5.26%, due 11/1/99
  (Repurchase proceeds $4,668,045);
  collateralized by: $4,742,826
  Federal National Mortgage
  Association Bonds, 7.00%,
  due 12/1/2008
  (Market value $4,759,755)                    4,666,000              4,666,000
                                                              -----------------
  With Prudential Securities Inc.,
  (dated 10/29/99), 5.23%, due 11/1/99
  (Repurchase proceeds $3,001,307);
  collateralized by: $3,090,000
  Federal Home Loan Bank
  Variable Rate Bonds, 5.45%,
  due 1/28/2004
  (Market value $3,063,426)                    3,000,000              3,000,000
                                                              -----------------

Total Repurchase Agreements
(Cost $7,666,000)                                                     7,666,000
                                                              -----------------

Total Investments
(Cost $101,807,299)                               101.26%           101,105,315
Other Assets                                      102.47            102,320,728
                                               ---------      -----------------
Total Assets                                      203.73            203,426,043
                                               ---------      -----------------

Securities Sold Short
(Proceeds $99,394,000)                            (92.67)           (92,529,848)
Other Liabilities                                 (11.06)           (11,045,688)
                                               ---------      -----------------
Total Liabilities                                (103.73)          (103,575,536)
                                               ---------      -----------------
Net Assets                                        100.00%     $      99,850,507
                                               ---------      -----------------

* Non-income producing security.

For Federal income tax purposes, the tax basis of investments owned at October 31, 1999 was $103,533,872 and net unrealized depreciation on investments consisted of:

  Gross unrealized appreciation                               $       4,556,605
  Gross unrealized depreciation                                      (6,985,162)
                                                              -----------------
  Net unrealized depreciation                                 $      (2,428,557)
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

  SECURITIES SOLD SHORT
  COMMON STOCKS: 92.67%

Aerospace and Defense: 0.58%
  Alliant Techsystems, Inc.                        6,200      $         381,300
  Lockheed Martin Corp.                            9,100                182,000
  Precision Castparts Corp.                          400                 11,800
                                                              -----------------
                                                                        575,100
                                                              -----------------

Air Freight: 1.27%
  Air Express International Corp.                 10,500                279,563
  Airborne Freight Corp.                          14,600                313,900
  Atlas Air, Inc.                                  4,700                126,900
  C.H. Robinson Worldwide, Inc.                    8,000                270,500
  FDX Corp.                                        6,400                275,600
                                                              -----------------
                                                                      1,266,463
                                                              -----------------

Airlines: 1.25%
  AMR Corp.                                       13,400                850,900
  US Airways Group, Inc.                          14,100                394,800
                                                              -----------------
                                                                      1,245,700
                                                              -----------------

Automotive Parts and Equipment: 2.22%
  Dana Corp.                                      12,200                360,662
  Federal-Mogul Corp.                             11,700                293,963
  Gentex Corp.                                    22,200                381,562
  Goodyear Tire & Rubber Co.                      23,200                958,450
  Magna International Inc., Class A                  300                 13,594
  Mascotech, Inc.                                 14,000                203,875
                                                              -----------------
                                                                      2,212,106
                                                              -----------------

Banks-Money Center: 0.00%
  First Union Corp.                                  100                  4,269
                                                              -----------------

Banks-Regional: 3.67%
  Associated Banc Corp.                            7,600                292,363
  Banco Frances Del Rio S.A., ADR                 26,600                581,875
  Centura Banks, Inc.                              5,900                310,856
  Commerce Bancorp, Inc.                           4,100                183,731
  National Commerce Bancorp                       11,900                297,500
  Republic New York Corp.                          6,100                385,444
  Synovus Financial Corp.                            300                  6,431
  TCF Financial Corp.                                600                 17,700
  Union Planters Corp.                            12,314                547,973
  UST Corp.                                       17,000                527,000
  Wilmington Trust Corp.                           4,000                217,000
  Zions Bancorporation                             5,100                300,581
                                                              -----------------
                                                                      3,668,454
                                                              -----------------

Beverages: 0.70%
  Adolph Coors Co., Class B                        1,300                 72,150
  Brown-Forman Corp., Class B                      6,900                465,750
  Coca-Cola Co.                                      100                  5,900
  Panamerican Beverages, Inc.,
     Class A                                       9,600                154,200
                                                              -----------------
                                                                        698,000
                                                              -----------------

Biotechnology: 0.82%
  Immunex Corp.                                   13,000                819,000
                                                              -----------------

Broadcasting: 0.76%
  News Corp. Ltd., ADR                             9,700                287,362
  Westwood One, Inc.                              10,150                468,169
                                                              -----------------
                                                                        755,531
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Building Materials: 0.28%
  USG Corp.                                        5,700      $         282,506
                                                              -----------------

Chemicals: 0.71%
  Cabot Corp.                                     12,300                229,088
  Geon Co.                                         3,900                102,375
  Lyondell Chemical Co.                           20,000                242,500
  Rhone-Poulenc S.A., ADR                          2,400                133,200
                                                              -----------------
                                                                        707,163
                                                              -----------------

Chemicals-Specialty: 3.47%
  Agrium, Inc.                                    22,700                191,531
  Cytec Industries, Inc.                           4,100                105,831
  Ecolab, Inc.                                     7,100                240,069
  Hercules, Inc.                                   7,914                190,431
  International Flavors &
     Fragrances Inc.                              10,100                386,325
  MacDermid, Inc.                                 16,900                572,487
  Millennium Chemicals, Inc.                      30,700                567,950
  Omnova Solutions, Inc.                           2,000                 14,000
  Pittway Corp., Class A                           4,200                138,600
  Potash Corp., Saskatchewan                      23,600              1,042,825
  Sigma-Aldrich Corp.                                500                 14,250
                                                              -----------------
                                                                      3,464,299
                                                              -----------------

Communication Equipment: 1.25%
  C-Cube Microsystems, Inc.                       10,600                471,700
  ECI Telecommunications Ltd.                      7,200                209,700
  L.M. Ericsson Telephone Co.,
     Class B, ADR                                 13,300                568,575
                                                              -----------------
                                                                      1,249,975
                                                              -----------------

Computer Hardware: 1.45%
  EMC Corp.                                        6,200                452,600
  International Business Machines Corp.            3,800                373,825
  NCR Corp.                                        9,000                298,125
  Storage Technology Corp.                        20,700                326,025
                                                              -----------------
                                                                      1,450,575
                                                              -----------------
Computer Services: 0.50%
  Cambridge Technology Partners, Inc.              5,900                 65,269
  Computer Horizons Corp.                         13,200                146,850
  Equifax, Inc.                                    2,900                 78,300
  National Data Corp.                              7,000                168,000
  Sykes Enterprises, Inc.                          1,300                 40,137
                                                              -----------------
                                                                        498,556
                                                              -----------------
Computer Software: 2.81%
  America Online, Inc.                             2,000                259,375
  American Management Systems Inc.                 2,300                 59,513
  Avant Corp.                                      2,000                 25,750
  Cognos, Inc.                                    24,300                689,513
  Jack Henry & Associates, Inc.                   10,000                363,750
  Legato Systems, Inc.                             8,400                451,500
  Macromedia, Inc.                                 2,500                161,094
  Sapient Corp.                                    4,800                613,800
  Unisys Corp.                                     7,300                177,025
                                                              -----------------
                                                                      2,801,320
                                                              -----------------

Computers-Networking: 1.16%
  Cisco Systems, Inc.                              1,300                 96,200
  CMGI, Inc.                                       6,700                733,231
  Newbridge Networks Corp.                        16,700                329,825
                                                              -----------------
                                                                      1,159,256
                                                              -----------------

Construction-Cement and
Aggregates: 1.15%
  Southdown, Inc.                                  4,600                222,237
  Vulcan Materials Co.                            22,400                925,400
                                                              -----------------
                                                                      1,147,637
                                                              -----------------

Consumer-Jewelry, Novelty
and Gifts: 0.39%
  Action Performance Companies, Inc.               6,000                122,063
  Department 56, Inc., Class A                     3,400                 64,600
  Jostens, Inc.                                    9,800                207,025
                                                              -----------------
                                                                        393,688
                                                              -----------------

Consumer Finance: 0.70%
  Countrywide Credit Industries, Inc.             14,300                485,306
  Metris Companies, Inc.                           4,400                151,525
  White Mountains Insurance Group Inc.               500                 63,250
                                                              -----------------
                                                                        700,081
                                                              -----------------

Containers-Metal and
Glass: 0.73%
  Owens-Illinois, Inc.                            30,300                725,306
                                                              -----------------

Containers and Packages-
Paper: 0.15%
  Sonoco Products Co.                              6,100                146,400
                                                              -----------------

Distributors-Food and
Health: 0.36%
  Bergen Brunswig Corp., Class A                  27,100                193,088
  McKesson HBOC, Inc.                              8,400                168,525
                                                              -----------------
                                                                        361,613
                                                              -----------------

Drugs: 0.06%
  ICN Pharmaceuticals, Inc.                          200                  4,600
  Mylan Laboratories, Inc.                         3,300                 59,194
                                                              -----------------
                                                                         63,794
                                                              -----------------

Electric Utilities: 5.00%
  Ameren Corp.                                     7,100                268,469
  American Electric Power Co., Inc.                6,600                227,700
  Avista Corp.                                    24,700                444,600
  Carolina Power & Light Co.                         700                 24,150
  DQE, Inc.                                       10,100                403,369
  Enersis S.A., ADR                                4,200                 94,500
  IPALCO Enterprises, Inc.                         6,400                130,800
  Kansas City Power & Light Co.                   10,800                264,600
  LG&E Energy Corp.                                  600                 13,200
  Montana Power Co.                               24,900                708,094
  New Century Energies, Inc.                       8,200                267,012
  New England Electric System                     10,300                536,244
  OGE Energy Corp.                                 1,700                 38,569
  PECO Energy Co.                                 15,900                607,181
  SCANA Corp.                                      4,900                121,888
  TECO Energy, Inc.                               16,600                366,238
  Western Resources, Inc.                         20,400                470,475
  Wisconsin Energy Corp.                              31                    694
                                                              -----------------
                                                                      4,987,783
                                                              -----------------

Electrical Equipment: 1.03%
  Hubbell Inc., Class B                           34,400                952,450
  Thomas & Betts Corp.                             1,700                 76,287
                                                              -----------------
                                                                      1,028,737
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Electronics-Component
Distributor: 0.97%
  Ingram Micro, Inc., Class A                     17,800      $         198,025
  Koninklijke Phillips Electric,
     N.V., ADR                                     1,200                124,725
  Rambus, Inc.                                     2,600                175,825
  Sandisk Corp.                                    3,300                200,063
  W.W. Grainger, Inc.                              6,400                271,200
                                                              -----------------
                                                                        969,838
                                                              -----------------

Electronics-Defense: 0.70%
  General Motors Corp., Class H                    9,600                699,000
                                                              -----------------

Engineering and Construction: 0.40%
  Granite Construction, Inc.                      11,100                229,631
  Mastec, Inc.                                     5,300                173,575
                                                              -----------------
                                                                        403,206
                                                              -----------------

Entertainment: 0.65%
  Seagram Co., Ltd.                               13,200                651,750
                                                              -----------------

Financial-Diversified: 5.01%
  BRE Properties, Inc., Class A                    7,900                179,231
  Budget Group, Inc., Class A                     16,900                118,300
  Cousins Properties, Inc.                        11,800                373,913
  Federal National Mortgage
     Association                                   4,200                297,150
  Hertz Corp., Class A                               500                 21,688
  Host Marriott Corp.                             29,000                261,000
  Indymac Mortgage Holdings, Inc.                 54,300                756,806
  JDN Realty Corp.                                 2,500                 47,656
  Manufactured Home
     Communities, Inc.                             4,800                111,900
  Meditrust Companies, Inc.                       65,400                527,287
  New Plan Excel Realty Trust, Inc.                5,300                 91,756
  Simon Property Group, Inc.                       5,400                124,537
  SLM Holding Corp.                               19,000                929,812
  Smith (Charles E.) Residential
     Realty, Inc.                                    700                 23,800
  Starwood Hotels &
  Resorts Worldwide, Inc.                         15,800                362,412
  Sun Communities, Inc.                            2,300                 73,312
  U S Trust Corp.                                  8,300                673,337
  Vornado Realty Trust                             1,000                 31,687
                                                              -----------------
                                                                      5,005,584
                                                              -----------------

Foods: 1.89%
  Chiquita Brands International, Inc.             11,200                 53,200
  Dole Food Co., Inc.                              4,000                 71,750
  Flowers Industries, Inc.                         5,900                 99,562
  Hershey Foods Corp.                             13,000                656,500
  Nabisco Holdings Corp., Class A                 10,800                403,650
  Quaker Oats Co.                                  4,500                315,000
  Rexall Sundown, Inc.                            27,400                289,412
                                                              -----------------
                                                                      1,889,074
                                                              -----------------

Footwear: 0.01%
  Nike, Inc., Class B                                214                 12,078
                                                              -----------------

Gold and Precious Metal Mining: 0.02%
  Barrick Gold Corp.                               1,000                 18,313
  Placer Dome, Inc.                                  300                  3,637
                                                              -----------------
                                                                         21,950
                                                              -----------------

Hardware and Tools: 0.01%
  Stanley Works                                      400                 11,100
                                                              -----------------

Health Care-Diversified: 0.58%
  American Home Products Corp.                     6,628                346,313
  Medicis Pharmaceutical Corp.,
  Class A                                          7,600                231,800
                                                              -----------------
                                                                        578,113
                                                              -----------------

Health Care-Medical Products
and Supplies: 1.26%
  Bausch & Lomb, Inc.                              6,200                334,800
  Beckman Coulter, Inc.                            2,800                128,800
  Medtronic, Inc.                                 13,300                460,513
  Varian Medical Sytems, Inc.                     15,800                332,788
                                                              -----------------
                                                                      1,256,901
                                                              -----------------

Health Care-Special Services: 0.30%
  Lincare Holdings, Inc.                           2,700                 75,937
  Orthodontic Centers of
  America, Inc.                                   16,300                224,125
                                                              -----------------
                                                                        300,062
                                                              -----------------
Homebuilding: 0.44%
  Champion Enterprises, Inc.                      11,500                104,938
  Fleetwood Enterprises, Inc.                     14,300                311,919
  Oakwood Homes Corp.                              8,400                 24,675
                                                              -----------------
                                                                        441,532
                                                              -----------------

Hospitals and Managed Care: 0.79%
  Wellpoint Health Networks, Inc.,
  Class A                                         13,600                788,800
                                                              -----------------

Hotels and Gaming: 1.59%
  Anchor Gaming                                    6,600                402,600
  Four Season Hotels, Inc.                        10,900                454,394
  GTech Holdings Corp.                               500                 10,063
  Hilton Hotels Corp.                             42,700                394,975
  Marriott International, Inc., Class A            4,200                141,488
  Vail Resorts, Inc.                               8,100                180,225
                                                              -----------------
                                                                      1,583,745
                                                              -----------------

Household Furnishings: 0.75%
  Ethan Allen Interiors, Inc.                      7,900                280,944
  Maytag Corp.                                    11,700                468,731
                                                              -----------------
                                                                        749,675
                                                              -----------------

Housewares and Household
Products: 0.90%
  Dial Corp.                                       1,900                 44,412
  Estee Lauder Companies, Inc.,
     Class A                                       2,600                121,225
  Fort James Corp.                                10,700                281,544
  Newell Rubbermaid, Inc.                         13,131                454,661
                                                              -----------------
                                                                        901,842
                                                              -----------------
Insurance-Life and Health: 0.81%
  Lincoln National Corp.                          11,700                539,662
  Protective Life Corp.                            7,300                264,169
                                                              -----------------
                                                                        803,831
                                                              -----------------

Insurance-Multi-Line: 0.29%
  CNA Financial Corp.                              7,700                286,825
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Insurance-Property and Casualty: 6.47%
  First American Financial Corp.                  21,300      $         315,506
  Horace Mann Educators Corp.                     16,900                476,369
  HSB Group, Inc.                                 13,800                527,850
  IPC Holdings Ltd.                               42,200                717,400
  LandAmerica Financial Group                     17,200                319,275
  Mercury General Corp.                           16,000                451,000
  Ohio Casualty Corp.                             48,200                804,338
  Safeco Corp.                                    38,800              1,067,000
  Selective Insurance Group, Inc.                 16,300                304,606
  Twentieth Century Industries                     6,200                123,612
  Unitrin, Inc.                                   11,200                419,300
  W.R. Berkley Corp.                              40,600                931,263
                                                              -----------------
                                                                      6,457,519
                                                              -----------------

Insurance Brokers: 0.60%
  Arthur J. Gallagher & Co.                        5,900                305,325
  E.W. Blanch Holdings, Inc.                       4,600                297,850
                                                              -----------------
                                                                        603,175
                                                              -----------------

Investment Companies: 0.26%
  Allied Capital Corp.                            12,900                258,806
                                                              -----------------

Iron and Steel: 1.50%
  AK Steel Holding Corp.                          23,700                410,306
  Allegheny Teledyne, Inc.                        11,400                173,138
  Carpenter Technology Corp.                      17,600                429,000
  Corus Group Plc., ADR                           15,300                295,481
  LTV Corp.                                       33,300                120,713
  Steel Dynamics, Inc.                             4,700                 64,331
                                                              -----------------
                                                                      1,492,969
                                                              -----------------

Leisure Time-Products: 0.11%
  Polaris Industries, Inc.                         3,200                111,800
                                                              -----------------

Machinery: 3.11%
  AGCO Corp.                                       2,300                 24,725
  Caterpillar, Inc.                                7,800                430,950
  Coflexip S.A., ADR                               9,200                364,550
  Deere & Co.                                     29,100              1,054,875
  Kaydon Corp.                                    40,000                992,500
  Lincoln Electric Holdings, Inc.                 10,600                237,175
                                                              -----------------
                                                                      3,104,775
                                                              -----------------

Manufacturing-Diversified: 2.34%
  Ametek, Inc.                                    15,700                310,075
  Carlisle Companies, Inc.                         7,700                256,025
  Crane Co.                                        2,200                 44,963
  Eaton Corp.                                      3,800                285,950
  Hillenbrand Industries, Inc.                    23,000                761,875
  IDEX Corp.                                      14,300                352,138
  Minnesota Mining &
     Manufacturing Co.                               100                  9,506
  Parker-Hannifin Corp.                            5,500                251,969
  Walter Industries, Inc.                          5,500                 64,625
                                                              -----------------
                                                                      2,337,126
                                                              -----------------

Manufacturing-Specialized: 1.20%
  Avery Dennison Corp.                             4,900                306,250
  Federal Signal Corp.                            13,300                250,206
  Roper Industries, Inc.                           1,100                 33,962
  SPS Technologies, Inc.                           1,700                 52,700
  Teleflex, Inc.                                  16,200                551,812
                                                              -----------------
                                                                      1,194,930
                                                              -----------------

Metals and Mining: 0.25%
  Phelps Dodge Corp.                               4,500                253,687
                                                              -----------------

Natural Gas: 3.59%
  Consolidated Natural Gas Co.                     4,400                281,600
  Eastern Enterprises                              5,300                270,963
  Enron Corp.                                      3,300                131,794
  MCN Energy Group, Inc.                           6,800                166,175
  MDU Resources Group, Inc.                        6,700                156,612
  National Fuel Gas Co.                            8,900                434,987
  NICOR, Inc.                                      7,500                290,625
  ONEOK, Inc.                                     25,500                744,281
  Washington Gas Light Co.                        16,000                435,000
  Williams Companies, Inc.                        17,800                667,500
                                                              -----------------
                                                                      3,579,537
                                                              -----------------

Office Equipment and Supplies: 0.85%
  HON Industries, Inc.                            23,500                461,188
  Pitney Bowes, Inc.                               8,600                391,838
                                                              -----------------
                                                                        853,026
                                                              -----------------

Oil and Gas-Drilling and Equipment: 1.48%
  Global Industries Ltd.                          29,100                232,800
  Halliburton Co.                                    100                  3,769
  Helmerich & Payne, Inc.                         18,100                431,006
  Nabors Industries, Inc.                            800                 18,150
  Petroleum Geo Services S.A., ADR                41,600                608,400
  Stolt Comex Seaway S.A., ADR                    17,400                185,963
                                                              -----------------
                                                                      1,480,088
                                                              -----------------

Oil and Gas-Exploration and Production: 0.35%
  Burlington Resources, Inc.                       3,100                108,112
  Unocal Corp.                                     7,042                242,949
                                                              -----------------
                                                                        351,061
                                                              -----------------

Oil and Gas-Refining and Marketing: 1.63%
  Ashland, Inc.                                   16,400                541,200
  Sunoco, Inc.                                    36,900                890,212
  Tosco Corp.                                        400                 10,125
  Valero Energy Corp.                             10,300                189,262
                                                              -----------------
                                                                      1,630,799
                                                              -----------------

Paper and Forest Products: 2.10%
  Abitibi Consolidated, Inc.                      17,400                209,888
  Bowater, Inc.                                   18,800                987,000
  Caraustar Industries, Inc.                       9,600                231,600
  Consolidated Papers, Inc.                        8,800                275,550
  Mead Corp.                                       8,000                288,000
  Rayonier, Inc.                                     600                 24,600
  Wausau-Mosinee Paper Corp.                       6,600                 83,325
                                                              -----------------
                                                                      2,099,963
                                                              -----------------

Power Producers-Independent: 0.49%
  MidAmerican Energy Holdings Co.                 14,500                487,563
                                                              -----------------

Publishing: 1.79%
  Harcourt General, Inc.                          10,400                400,400
  Hollinger International, Inc.,
  Class A                                         54,600                566,475
  Houghton Mifflin Co.                             9,800                415,275
  Readers Digest Association, Inc.,
  Class A                                          7,500                241,875
  Washington Post Co., Class B                       300                159,619
                                                              -----------------
                                                                      1,783,644
                                                              -----------------

                                                  Number                  Value
                                                 of Shares              (Note 3)
--------------------------------------------------------------------------------

Railroads: 1.62%
  CSX Corp.                                       14,600      $         598,600
  Norfolk Southern Corp.                          25,400                620,712
  Wisconsin Central
     Transportation Corp.                         28,400                394,050
                                                              -----------------
                                                                      1,613,362
                                                              -----------------

Restaurants: 0.67%
  CBRL Group, Inc.                                19,500                260,813
  McDonald's Corp.                                10,000                412,500
                                                              -----------------
                                                                        673,313
                                                              -----------------

Retail: 2.93%
  Ames Department Stores, Inc.                     7,600                240,825
  Consolidated Stores Corp.                       44,000                805,750
  Dillard's, Inc., Class A                        32,800                619,100
  J.C. Penney Company, Inc.                        1,700                 43,138
  May Department Stores Co.                        7,400                256,687
  Neiman Marcus Group, Inc.                        3,133                 67,164
  Nordstrom, Inc.                                 26,200                653,362
  Sears Roebuck & Co.                              8,600                242,413
                                                              -----------------
                                                                      2,928,439
                                                              -----------------

Retail-Apparel: 0.74%
  Intimate Brands Inc., Class A                    7,665                314,265
  Limited, Inc.                                   10,300                423,587
                                                              -----------------
                                                                        737,852
                                                              -----------------

Retail-Building Supplies: 0.66%
  Fastenal Co.                                    18,100                656,125
                                                              -----------------

Retail-Drug Stores: 0.30%
  Rite Aid Corp.                                  34,000                297,500
                                                              -----------------

Retail-Food Chains: 0.39%
  Albertsons, Inc.                                 4,092                148,591
  Delhaize America, Inc., Class B                     99                  2,042
  Hannaford Brothers Co.                           3,400                238,213
                                                              -----------------
                                                                        388,846
                                                              -----------------

Retail-Specialty: 1.15%
  Claires Stores, Inc.                             8,200                144,525
  Payless Shoesource, Inc.                           900                 41,231
  Rent-a-Center, Inc.                              5,400                 98,887
  Staples, Inc.                                   21,200                470,375
  Toys R Us, Inc.                                 28,000                395,500
                                                              -----------------
                                                                      1,150,518
                                                              -----------------

Savings and Loan Companies: 0.15%
  Peoples Bank                                     3,000                 75,937
  Washington Mutual, Inc.                          2,000                 71,875
                                                              -----------------
                                                                        147,812
                                                              -----------------

Semiconductor Equipment: 0.83%
  Intel Corp.                                      5,400                418,163
  Texas Instruments, Inc.                          4,621                414,735
                                                              -----------------
                                                                        832,898
                                                              -----------------

Service-Advertising and Marketing: 0.08%
  Harte-Hanks, Inc.                                3,500                 69,344
  True North Communications, Inc.                    200                  8,062
                                                              -----------------
                                                                         77,406
                                                              -----------------
Service-Commercial and Consumer: 1.15%
  Cendant Corp.                                    4,400                 72,600
  Cerner Corp.                                    18,100                270,369
  G & K Services, Inc., Class A                    5,700                214,106
  Laidlaw, Inc.                                   64,300                393,837
  Pittston Brinks Group                           10,100                193,794
                                                              -----------------
                                                                      1,144,706
                                                              -----------------

Service-Employment: 0.32%
  Manpower, Inc.                                   9,214                323,642
                                                              -----------------

Specialty Printing: 0.68%
  Deluxe Corp.                                    24,100                680,825
                                                              -----------------

Telephone: 1.48%
  Cable & Wireless HKT, ADR                        7,600                173,375
  Cincinnati Bell, Inc.                            6,900                143,606
  Compania de Telecom Chile, S.A., ADR            43,800                730,913
  Deutsche Telekom AG, ADR                         1,000                 46,000
  Telecom Argentina S.A., ADR                     10,600                291,500
  Teleglobe, Inc.                                  3,800                 90,012
                                                              -----------------
                                                                      1,475,406
                                                              -----------------
Textiles-Apparel and Specialty: 0.36%
  Burlington Industries, Inc.                      4,200                 15,487
  Nautica Enterprises, Inc.                        3,900                 58,744
  Polo Ralph Lauren Corp., Class A                 4,100                 75,850
  VF Corp.                                         7,000                210,437
                                                              -----------------
                                                                        360,518
                                                              -----------------
Tobacco: 0.27%
  Philip Morris Companies, Inc.                   10,500                264,469
                                                              -----------------

Truckers: 0.27%
  Ryder System, Inc.                              12,700                271,462
                                                              -----------------

Trucks and Parts: 0.05%
  New Holland NV                                   3,200                 48,600
                                                              -----------------

Waste Management: 0.61%
  Allied Waste Industries, Inc.                   23,700                248,850
  Superior Services, Inc.                          9,400                252,038
  Waste Management, Inc.                           5,800                106,575
                                                              -----------------
                                                                        607,463
                                                              -----------------
Total Securities Sold Short
  (Proceeds $99,394,000)                                             92,529,848
                                                              -----------------

For Federal income tax purposes, the tax basis of proceeds for securities sold short on October 31, 1999 was $97,640,102 and net unrealized appreciation on securities sold short consisted of:

  Gross unrealized appreciation                               $       9,156,621
  Gross unrealized depreciation                                      (4,046,367)
                                                              -----------------
  Net unrealized appreciation                                 $       5,110,254
                                                              -----------------



                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS
Investments, at value (identified cost $101,807,299) ..................................   $ 101,105,315
Cash ..................................................................................          97,566
Deposits with broker for securities sold short ........................................      99,394,000
Receivables:
Investments sold ......................................................................       2,339,611
Capital shares sold ...................................................................          63,278
Dividends and interest ................................................................         407,336
Prepaid expenses ......................................................................          18,937
                                                                                          -------------
Total Assets ..........................................................................     203,426,043
                                                                                          -------------

LIABILITIES
Securities sold short, at value (proceeds $99,394,000) ................................      92,529,848
Payables:
Investments purchased .................................................................       9,634,334
Capital shares redeemed ...............................................................         963,200
Advisory fee ..........................................................................         137,872
Distribution fees .....................................................................          57,056
Dividends on short sales ..............................................................         144,659
Accrued expenses and other payables ...................................................         108,567
                                                                                          -------------
Total liabilities .....................................................................     103,575,536
                                                                                          -------------

Net Assets ............................................................................   $  99,850,507
                                                                                          =============

Net assets consist of
Capital paid-in .......................................................................   $ 112,806,302
Undistributed net investment income ...................................................       1,486,836
Accumulated net realized loss on investments and futures ..............................      (6,164,938)
Accumulated net realized loss on securities sold short ................................     (14,439,861)
Net unrealized depreciation on investments ............................................        (701,984)
Net unrealized appreciation on securities sold short ..................................       6,864,152
                                                                                          -------------

Net Assets ............................................................................   $  99,850,507
                                                                                          =============

Class A Shares
Net asset value ("NAV") and redemption price per share ($20,648,327/1,933,601 shares) .          $10.68
                                                                                          =============
Maximum public offering price per share-NAV/(1-maximum sales charge) ($10.68/.945) ....          $11.30
                                                                                          =============

Class B Shares
Net asset value and offering price per share ($34,289,359/3,227,780 shares) ...........          $10.62
                                                                                          =============
Redemption price per share ............................................................               *
                                                                                          =============

Class C Shares
Net asset value and offering price per share ($25,364,125/2,396,014 shares) ...........          $10.59
                                                                                          =============
Redemption price per share ............................................................               *
                                                                                          =============

Class I Shares
Net asset value, offering and redemption price per share ($19,548,696/1,839,898 shares)          $10.62
                                                                                          =============

* Varies by length of time shares are held.  (Note 4b)



                       See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME
Income
Dividends* .......................................................................   $  1,983,172
Interest .........................................................................      5,690,031
                                                                                     ------------
Total income .....................................................................      7,673,203
                                                                                     ------------
Expenses (Note 3)
Advisory fees (Note 4) ...........................................................      1,990,121
Distribution fees, Class A (Note 4) ..............................................         90,653
Distribution fees, Class B (Note 4) ..............................................        420,905
Distribution fees, Class C (Note 4) ..............................................        417,221
Custodian fees ...................................................................        214,794
Transfer agent fees ..............................................................        139,611
Portfolio accounting fees ........................................................         97,587
Registration fees ................................................................         84,663
Professional fees ................................................................         65,696
Reports to shareholders ..........................................................         52,946
Trustees' fees ...................................................................         21,950
Insurance ........................................................................         18,762
Amortization of organization expenses (Note 3) ...................................          4,128
Miscellaneous ....................................................................          8,720
                                                                                     ------------
Expenses before dividends on short sales .........................................      3,627,757
Dividends on short sales .........................................................      2,031,746
                                                                                     ------------
Total expenses ...................................................................      5,659,503
                                                                                     ------------
Net investment income ............................................................      2,013,700
                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
Investments ......................................................................     14,947,631
Securities sold short ............................................................    (24,576,581)
Futures ..........................................................................      1,040,891
                                                                                     ------------
Net realized loss ................................................................     (8,588,059)
                                                                                     ------------
Increase (decrease) in unrealized appreciation on
Investments ......................................................................     (4,471,150)
Securities sold short ............................................................      8,579,804
                                                                                     ------------
Net change in unrealized appreciation ............................................      4,108,654
                                                                                     ------------
Net realized and unrealized loss on investments, securities sold short and futures     (4,479,405)
                                                                                     ------------
Net decrease in net assets resulting from operations .............................   $ (2,465,705)
                                                                                     ============

* Net of taxes withheld on foreign dividends of $12,918.




                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS)
TO OCTOBER 31, 1998

                                                                                           1999             1998
                                                                                      -------------    -------------
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income .............................................................   $   2,013,700    $   1,169,245
Net realized loss on investments, securities sold short and futures ...............      (8,588,059)     (12,057,271)
Net unrealized appreciation (depreciation) on investments and securities sold short       4,108,654        2,053,514
                                                                                      -------------    -------------
Net decrease in net assets resulting from operations ..............................      (2,465,705)      (8,834,512)
                                                                                      -------------    -------------

Dividends to shareholders from net investment income
Class A ...........................................................................        (493,481)            --
Class B ...........................................................................        (368,614)            --
Class C ...........................................................................        (464,216)            --
Class I ...........................................................................        (329,267)            --
                                                                                      -------------    -------------
Total dividends to shareholders ...................................................      (1,655,578)            --
                                                                                      -------------    -------------

Capital share transactions (Note 6)
Net proceeds from sale of shares
Class A ...........................................................................      13,984,222       49,826,479
Class B ...........................................................................       7,877,039       51,623,271
Class C ...........................................................................       5,033,700       64,615,080
Class I ...........................................................................       5,589,480       24,024,074
                                                                                      -------------    -------------
                                                                                         32,484,441      190,088,904
                                                                                      -------------    -------------

Net asset value of shares issued to shareholders in
reinvestment of dividends
Class A ...........................................................................         425,449             --
Class B ...........................................................................         255,754             --
Class C ...........................................................................         365,808             --
Class I ...........................................................................         326,358             --
                                                                                      -------------    -------------
                                                                                          1,373,369             --
                                                                                      -------------    -------------

Cost of shares redeemed
Class A ...........................................................................     (32,084,881)      (8,317,141)
Class B ...........................................................................     (20,460,298)      (1,267,242)
Class C ...........................................................................     (35,257,389)      (4,613,114)
Class I ...........................................................................      (6,928,065)      (2,212,282)
                                                                                      -------------    -------------
                                                                                        (94,730,633)     (16,409,779)
                                                                                      -------------    -------------
Increase (decrease) in net assets derived from capital share transactions .........     (60,872,823)     173,679,125
                                                                                      -------------    -------------
Net increase (decrease) in net assets .............................................     (64,994,106)     164,844,613

NET ASSETS
Beginning of year .................................................................     164,844,613             --
                                                                                      -------------    -------------
End of year .......................................................................   $  99,850,507    $ 164,844,613
                                                                                      =============    =============
Undistributed net investment income ...............................................   $   1,527,367    $   1,169,245
                                                                                      =============    =============



                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1999

NOTE 1--ACQUISITION

On March 1, 1999, Phoenix Investment Partners, Ltd. ("Phoenix") completed the acquisition of Zweig/Glaser Advisers, parent of Euclid Advisors LLC, the Fund's investment manager (the "Manager"), and of Zweig Securities Corp., the Fund's distributor (the Distributor"). As a result, Euclid Mutual Funds changed its name to Phoenix-Euclid Funds and Euclid Market Neutral Fund changed its name to Phoenix-Euclid Market Neutral Fund. In addition, Zweig/Glaser Advisers LLC has succeeded Zweig/Glaser Advisers as parent of the Manager, Phoenix Equity Planning Corporation ("PEPCO") has succeeded Zweig Securities Corp. as the Distributor and PEPCO has succeeded State Street Bank & Trust Co. as the Transfer Agent.

NOTE 2--ORGANIZATION

Phoenix-Euclid Funds (the "Trust"), organized as a Delaware business trust on February 3, 1998, is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio ("Series"): Phoenix-Euclid Market Neutral Fund (the "Fund"), which offers Class A, Class B, Class C and Class I
Shares. On April 22, 1998, the Trust sold $100,000 of shares of beneficial interest of the Fund to Euclid Advisors LLC, the Fund's investment manager (the "Manager"). The Fund commenced operations on May 1, 1998.

NOTE 3--SIGNIFICANT ACCOUNTING POLICIES

(a) General: Investment transactions and securities sold short are recorded on trade date. Realized gains and losses on sales of investments and securities sold short are determined on the identified cost basis for both financial reporting and income tax purposes. Distributions to shareholders and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Direct expenses are charged to each class and general expenses are allocated in proportion to net assets. Organization expenses are amortized on a straight-line basis over the first 60 months of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during this period, the Fund will be reimbursed by the Manager for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption. On February 22, 1999, the Manager redeemed all of the initial shares in the Fund and reimbursed the Fund $55,323 representing the balance of the unamortized organization expenses. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(b) Portfolio Valuation: Stocks and futures are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Securities for which market quotations are not readily available (of which there were none at October 31, 1999) are valued at fair value as determined by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value).

(c) Futures Contracts and Option Accounting Principles: Initial margin deposits on futures contracts are recorded as assets. The value of such contracts are "marked to market" daily and changes are recognized as unrealized gains or losses. Variation margin payments are recognized as assets or liabilities, depending upon whether unrealized gains or losses are incurred. When a futures contract is closed, the Fund realizes a gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. When the Fund writes an option, an amount equal to the premium received is recorded as an asset and a corresponding liability. The liability is subsequently "marked to market" daily. When a call option written is exercised, the proceeds of sale of the underlying security are increased by the premium originally received and the Fund realizes a gain or loss. When an option written expires or the Fund enters into a closing purchase transaction, the liability is extinguished and the Fund realizes a gain or loss.

(d) Short Sales: A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At October 31, 1999, the value of securities sold short amounted to $92,529,848 against which collateral of $200,300,445 was held. The collateral includes the deposits with broker for securities sold short, the repurchase agreements, and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

(e) Off-Balance-Sheet Risk, Repurchase Agreements and Derivatives: With respect to repurchase agreements, losses may arise if the counterparty does not perform under the contract or agreement. The Fund's investment manager monitors the requirement that the market value of the securities used to collateralize a repurchase agreement exceed the dollar amount of the counterparty's obligation to repurchase. The Fund's use of futures contracts and options involves, to varying degrees, elements of market risk in excess of the amount recognized in the investment portfolio. These derivative financial instruments ("derivatives") are used to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are not used for the purpose of leverage. The objective in buying or selling a derivative instrument is to increase or decrease the Fund's exposure to changing security prices or interest rates. If the Manager misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Manager's original intent to reduce risk.

(f) Federal Income Taxes: It is the intention of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income tax is required. At October 31, 1999 (the Fund's tax fiscal year-end), the Fund had capital loss carryforwards of $9,389,382 and $7,745,316, expiring October 31, 2006 and 2007, respectively, and is available to offset any net capital gains subsequently realized, subject to certain limitations. During the year ended October 31, 1999, ther Fund reclassified $40,531 from undistributed net investment income to realized gains on investments.

(g) Dividends and Distributions to Shareholders: Dividends and distributions are declared separately for each class of shares of the Fund. The character of distributions made during the year from net investment income or net realized gains might differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes.


NOTE 4--INVESTMENT ADVISORY FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

(a) Investment Manager: The Fund's investments are managed by Euclid Advisors LLC (the "Manager"), a wholly owned subsidiary of Zweig/Glaser Advisers LLC. The Manager's investment advisory fee is based on the average daily net assets of the Fund at the annual rate of 1.50%. The fees are accrued daily and paid monthly. Investment advisory fees for the year ended October 31, 1999 aggregated $1,990,121.

(b) Principal Distributor: PEPCO (the "Distributor") serves as principal distributor of shares of the Fund. The Fund's Class A Shares are sold with an initial sales charge, Class B Shares and Class C Shares are sold without an initial sales charge, but bear higher expenses and are subject to a contingent deferred sales charge, and Class I Shares are sold without a sales charge. During the year ended October 31, 1999, the Distributor's share of the initial and contingent deferred sales charges was $1,308 and $713,293, respectively.

Pursuant to a Rule 12b-1 plan of distribution, the Fund pays the Distributor a combined service and distribution fee equal to an annual rate of 0.30% of average daily net assets of Class A Shares, 1.00% for Class B Shares, and 1.00% for Class C Shares. Class I Shares, which are available for purchase by tax-exempt retirement plans of the Distributor and its affiliates and certain institutional investors, do not have a Rule 12b-1 Plan.

During the year ended October 31, 1999, the Fund paid PXP Securities Corp. (formerly Zweig Securities Corp.) brokerage commissions of $13,093 in connection with portfolio transactions effected by it.

One of the Trustees and all of the officers of the Trust are also officers of the Manager and/or the Distributor. .

NOTE 5--PURCHASES AND SALES OF INVESTMENTS

During the year ended October 31, 1999, purchase and sale transactions, excluding repurchase agreements, short-term obligations held to maturity and futures contracts, were:

    Purchases                                                     $476,117,861
    Sales                                                         $520,574,503
    Short sales                                                   $454,406,223
    Purchases to cover short sales                                $506,807,608


NOTE 6--CAPITAL SHARES

The Trust has unlimited authorized shares of beneficial interest, divided into Series and issued in classes (see Note 2). Capital share transactions for the year ended October 31, 1999 and for the period May 1, 1998 (commencement of operations) to October 31, 1998 are set forth below.

                                         Class A                     Class B                     Class C                    Class I
                         -----------------------    ------------------------    ------------------------    -----------------------
                            1999         1998          1999          1998          1999          1998          1999         1998
                         ----------   ----------    ----------    ----------    ----------    ----------    ----------   ----------
Sold                      1,304,055    4,380,167       740,976     4,536,939       473,559     5,680,328       531,705    2,125,730
Issued in reinvestment
  of dividends               38,748           --        23,293            --        33,377            --        29,941           --
Redeemed                 (3,038,214)    (751,155)   (1,959,172)     (114,256)   (3,379,228)     (412,022)     (643,924)    (203,554)
                         ----------   ----------    ----------    ----------    ----------    ----------    ----------   ----------
Net increase (decrease)  (1,695,411)   3,629,012    (1,194,903)    4,422,683    (2,872,292)    5,268,306       (82,278)   1,922,176
                         ==========   ==========    ==========    ==========    ==========    ==========    ==========   ==========

NOTE 7 - BORROWINGS

The Trust is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Series uses the Line of Credit, it will be collateralized by that Series' portfolio.

FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout the year ended October 31, 1999 and the period May 1, 1998 (commencement of operations) to October 31, 1998

                                            Class A                 Class B                 Class C                 Class I
                                       -----------------       -----------------       -----------------       -----------------
                                        1999       1998         1999       1998         1999       1998         1999       1998
                                       ------     ------       ------     ------       ------     ------       ------     ------
Net asset value, beginning of year .   $10.84     $11.34       $10.81     $11.34       $10.80     $11.34       $10.85     $11.34
                                       ------     ------       ------     ------       ------     ------       ------     ------
Net investment income ..............     0.26       0.09         0.15       0.06         0.19       0.06         0.28       0.14
Net realized and unrealized gains
  (losses) .........................    (0.29)     (0.59)       (0.26)     (0.59)       (0.31)     (0.60)       (0.28)     (0.63)
                                       ------     ------       ------     ------       ------     ------       ------     ------
Total from investment operations ...    (0.03)     (0.50)       (0.11)     (0.53)       (0.12)     (0.54)        --        (0.49)
Dividends from net investment income    (0.13)      --          (0.08)      --          (0.09)      --          (0.23)      --
                                       ------     ------       ------     ------       ------     ------       ------     ------
Decrease in net asset value ........    (0.16)     (0.50)       (0.19)     (0.53)       (0.21)     (0.54)       (0.23)     (0.49)
                                       ------     ------       ------     ------       ------     ------       ------     ------
Net asset value, end of year .......   $10.68     $10.84       $10.62     $10.81       $10.59     $10.80       $10.62     $10.85
                                       ======     ======       ======     ======       ======     ======       ======     ======
Total return *** ...................    (0.40)%    (4.41)%**    (1.02)%    (4.67)%**    (1.12)%    (4.76)%**    (0.01)%    (4.32)%**

Ratios to average net assets
Expenses (excluding dividends
  on short sales)
after expense reimbursement ........     2.34%      2.30%*       3.04%      3.00%*       3.04%      3.00%*       2.04%      2.00%*
Expenses (including dividends
  on short sales)
after expense reimbursement ........     3.88%      3.65%*       4.58%      4.35%*       4.58%      4.35%*       3.58%      3.35%*
Expenses (including dividends
  on short sales)
before expense reimbursement .......     3.88%      3.69%*       4.58%      4.39%*       4.58%      4.39%*       3.58%      3.39%*
Net investment income before
expense reimbursement ..............     1.94%      2.29%*       1.24%      1.59%*       1.24%      1.59%*       2.24%      2.59%*
Net investment income after
expense reimbursement ..............     1.94%      2.33%*       1.24%      1.63%*       1.24%      1.63%*       2.24%      2.63%*
Portfolio turnover rate ............      453%       216%         453%       216%         453%       216%         453%       216%
Net assets, end of year
  (in thousands) ...................   $20,648    $39,331      $34,290    $47,794      $25,364    $56,874      $19,549    $20,846

During 1998, the Manager voluntarily reimbursed each Class $.003 per share (0.04% ratio of expenses to average net assets).

*    Annualized

**   Not annualized

*** Total return does not consider the effect of any initial or contingent deferred sales charge.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Trustees of Phoenix-Euclid Market Neutral Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Euclid Market Neutral Fund (formerly Euclid Market Neutral Fund) (the"Fund") at October 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed


                                                      PricewaterhouseCoopers LLP


New York, New York
November 24, 1999

SUPPLEMENTARY PROXY INFORMATION

A Special Meeting of Shareholders of Euclid Market Neutral Fund was held on February 25, 1999 to approve a new investment management agreement with Euclid Advisors LLC, to elect Trustees, and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the current fiscal year.

The results of the voting on the three proposals were as follows:


                                                                                   VOTES
                                                          --------------------------------------------------------------
   Proposal                                                       For                 Against               Abstained
------------------------------------------------------------------------------------------------------------------------
   New Investment Management Agreement                    116,706,336               1,292,396               4,414,771
   Election of Trustees
     James Balog                                          117,769,542                       0               4,644,299
     Claire B. Benenson                                   117,755,155                       0               4,658,686
     S. Leland Dill                                       117,796,689                       0               4,617,152
     Eugene J. Glaser                                     117,868,689                       0               4,545,151
     Donald B. Romans                                     117,868,689                       0               4,545,151
   Ratify the Selection of Independent Accountants        119,666,351                 290,882               2,456,238

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Eugene J. Glaser
Donald B. Romans

OFFICERS
Eugene J. Glaser
Chairman, Chief Executive Officer
   & President

Michael E. Haylon
Executive Vice President

David Katzen
Executive Vice President

William R. Moyer
Executive Vice President

John F. Sharry
Executive Vice President

Thomas N. Steenburg
Senior Vice President

Barry M. Mandinach
First Vice President

Carlton B. Neel
First Vice President

Sung Chung
Vice President

Nancy G. Curtiss
Treasurer

Beth Abraham
Assistant Vice President

Rhonda Lee Berzner
Assistant Vice President

David O'Brien
Assistant Vice President

Marc Baltuch
Secretary

Nancy J. Engberg
Assistant Secretary

Pamela S. Sinofsky
Assistant Secretary

Heather Leonard
Assistant Treasurer

Jacqueline Porter
Assistant Treasurer


INVESTMENT MANAGER
Euclid Advisors LLC
900 Third Avenue--31st Floor
New York, NY 10022

PRINCIPAL DISTRIBUTOR
Phoenix Equity Planning Corp.
PO Box 2200
Enfield, CT 06083-2200

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
Phoenix Equity Planning Corp.
100 Bright Meadow Boulevard
PO Box 2200
Enfield, CT 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

================================================================================

Phoenix Equity Planning Corporation
PO Box 2200                                                ---------------------
Enfield, CT 06083-2200                                           PRSRT STD
                                                             U.S. Postage Paid
                                                              Springfield, MA
                                                              Permit No. 444
                                                           ---------------------


[LOGO] PHOENIX
       INVESTMENT PARTNERS



     For more information, contact your financial advisor or call us at 1.800.243.1574.

     Visit our websites at www.euclidfunds.com  and  www.phoenixinvestments.com.

Mutual funds  distributed by Phoenix Equity Planning  Corporation,  Enfield,  CT
06083


(C)1999 Phoenix Investment Partners, Ltd.                       PXP 2180 (12/99)